Share Capital (Tables)	12 Months Ended
Dec. 31, 2014
Share Capital [Abstract]
Schedule Of Common Stock Issued And Outstanding

As at December 31	2014		2013
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	740.9	$2,445	736.3	$2,354
Common Shares Cancelled	-	-	(0.8)	(2)
Common Shares Issued under Dividend Reinvestment Plan	0.3	5	5.4	93
Common Shares Outstanding, End of Year	741.2	$2,450	740.9	$2,445

Earnings Per Common Share

For the years ended December 31 (millions, except per share amounts)	2014	2013	2012

Net Earnings (Loss) Attributable to Common Shareholders	$3,392	$236	$(2,794)

Number of Common Shares:
Weighted average common shares outstanding - Basic	741.0	737.7	736.3
Effect of dilutive securities	-	-	-
Weighted average common shares outstanding - Diluted	741.0	737.7	736.3

Net Earnings (Loss) per Common Share
Basic	$4.58	$0.32	$(3.79)
Diluted	$4.58	$0.32	$(3.79)